RECEIVABLES - Summary of Financing Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 17,750	$ 18,457
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	8,976	9,257
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	8,706	9,127
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 68	$ 73